Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
July 31, 2024

Dates Covered
Collections Period	07/01/24 - 07/31/24
Interest Accrual Period	07/15/24 - 08/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/24	435,512,363.57	23,843
Yield Supplement Overcollateralization Amount 06/30/24	31,060,342.49	0
Receivables Balance 06/30/24	466,572,706.06	23,843
Principal Payments	19,904,285.74	455
Defaulted Receivables	562,306.62	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/24	29,089,019.19	0
Pool Balance at 07/31/24	417,017,094.51	23,359

Pool Statistics	$ Amount	# of Accounts
Pool Factor	39.71%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	8,495,496.63	329
Past Due 61-90 days	3,135,573.75	124
Past Due 91-120 days	619,253.94	25
Past Due 121+ days	0.00	0
Total	12,250,324.32	478

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.75%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.84%
Delinquency Trigger Occurred	NO

Recoveries	402,889.98
Aggregate Net Losses/(Gains) - July 2024	159,416.64
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.41%
Prior Net Losses/(Gains) Ratio	0.12%
Second Prior Net Losses/(Gains) Ratio	-0.30%
Third Prior Net Losses/(Gains) Ratio	0.40%
Four Month Average	0.16%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.59%
Weighted Average Contract Rate, Yield Adjusted	8.79%
Weighted Average Remaining Term	41.93

Flow of Funds	$ Amount
Collections	22,146,733.91
Investment Earnings on Cash Accounts	25,458.86
Servicing Fee	(388,810.59)
Transfer to Collection Account	-
Available Funds	21,783,382.18

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,177,691.06
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	13,413,916.01
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,951,628.56

Total Distributions of Available Funds	21,783,382.18

Servicing Fee	388,810.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 07/15/24	430,431,010.52
Principal Paid	18,495,269.06
Note Balance @ 08/15/24	411,935,741.46

Class A-1
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-2
Note Balance @ 07/15/24	33,351,010.52
Principal Paid	18,495,269.06
Note Balance @ 08/15/24	14,855,741.46
Note Factor @ 08/15/24	3.6708034%

Class A-3
Note Balance @ 07/15/24	252,900,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	252,900,000.00
Note Factor @ 08/15/24	100.0000000%

Class A-4
Note Balance @ 07/15/24	98,700,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	98,700,000.00
Note Factor @ 08/15/24	100.0000000%

Class B
Note Balance @ 07/15/24	30,350,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	30,350,000.00
Note Factor @ 08/15/24	100.0000000%

Class C
Note Balance @ 07/15/24	15,130,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	15,130,000.00
Note Factor @ 08/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,336,484.56
Total Principal Paid	18,495,269.06
Total Paid	19,831,753.62

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	103,666.06
Principal Paid	18,495,269.06
Total Paid to A-2 Holders	18,598,935.12

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3209241
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.2799315
Total Distribution Amount	19.6008556

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2561553
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	45.7011837
Total A-2 Distribution Amount	45.9573390

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	725.26
Noteholders' Principal Distributable Amount	274.74

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/24	5,058,901.50
Investment Earnings	22,516.63
Investment Earnings Paid	(22,516.63)
Deposit/(Withdrawal)	-
Balance as of 08/15/24	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,589,679.64	$3,648,997.96	$3,229,845.10
Number of Extensions	139	136	124
Ratio of extensions to Beginning of Period Receivables Balance	0.77%	0.75%	0.64%